John Hancock
Premium Dividend Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 67.8% (41.6% of Total investments)		$391,890,323
(Cost $373,751,372)
Communication services 7.6%		43,854,355
Diversified telecommunication services 7.6%
AT&T, Inc. (A)	1,091,919	19,316,047
Verizon Communications, Inc. (A)	579,417	24,538,308
Consumer staples 1.4%		8,358,200
Tobacco 1.4%
Philip Morris International, Inc. (A)	92,000	8,358,200
Energy 10.8%		62,363,592
Oil, gas and consumable fuels 10.8%
BP PLC, ADR (A)(B)	590,950	20,742,345
Enbridge, Inc. (A)	281,200	9,982,600
Kinder Morgan, Inc. (A)	1,164,001	19,694,897
ONEOK, Inc. (A)	175,000	11,943,750
Financials 1.1%		6,065,721
Banks 1.1%
Columbia Banking System, Inc. (A)	300,879	6,065,721
Real estate 1.9%		11,240,031
Specialized REITs 1.9%
Crown Castle, Inc. (A)	103,834	11,240,031
Utilities 45.0%		260,008,424
Electric utilities 24.8%
American Electric Power Company, Inc. (A)	160,000	12,502,400
Duke Energy Corp. (A)(B)	185,000	17,728,550
Entergy Corp. (A)	110,000	10,973,600
Evergy, Inc. (A)	245,000	12,438,650
Eversource Energy (A)(B)	234,033	12,689,269
Exelon Corp. (A)	230,000	8,006,300
FirstEnergy Corp. (A)	435,000	15,955,800
NextEra Energy, Inc. (A)	88,081	5,164,189
OGE Energy Corp. (A)(B)	530,000	17,617,200
Pinnacle West Capital Corp. (A)	50,000	3,445,000
PPL Corp. (A)(B)	660,000	17,292,000
The Southern Company (A)	135,000	9,385,200
Gas utilities 3.5%
Spire, Inc. (A)	200,000	11,354,000
UGI Corp. (A)(B)	395,000	8,745,300
Multi-utilities 16.7%
Algonquin Power & Utilities Corp.	386,550	8,179,398
Black Hills Corp. (A)	250,000	12,940,000
CenterPoint Energy, Inc. (A)	380,181	10,622,257
Dominion Energy, Inc. (A)	268,800	12,289,536
DTE Energy Company (A)	105,000	11,069,100
National Grid PLC, ADR (A)(B)	164,166	11,086,130
NiSource, Inc. (A)	250,000	6,492,500
Public Service Enterprise Group, Inc. (A)(B)	235,000	13,627,650

Sempra (A)	145,394	10,404,395
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Preferred securities (C) 40.4% (24.8% of Total investments)		$233,074,168
(Cost $253,254,477)
Communication services 0.3%		1,756,440
Media 0.3%
Paramount Global, 5.750%	95,200	1,756,440
Consumer discretionary 0.7%		3,969,900
Broadline retail 0.7%
QVC, Inc., 6.250% (A)	330,000	3,969,900
Financials 24.6%		141,978,791
Banks 10.1%
Bank of America Corp., 7.250%	6,000	7,307,100
Citigroup, Inc., 9.632% (3 month CME Term SOFR + 4.302%) (A)(D)	139,324	3,632,177
Fulton Financial Corp., 5.125% (A)	197,400	3,503,850
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (A)	261,075	6,349,344
JPMorgan Chase & Co., 6.000% (A)	92,200	2,315,142
KeyCorp, 5.650% (A)	98,925	2,106,113
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (A)	134,275	3,001,046
Regions Financial Corp., 4.450% (A)	293,250	5,299,028
Synovus Financial Corp., 8.920% (3 month CME Term SOFR + 3.614%) (A)(D)	188,000	4,626,680
Truist Financial Corp., 4.750% (A)	151,375	3,257,590
Wells Fargo & Company, 7.500%	14,000	16,940,000
Capital markets 5.0%
Brookfield Finance, Inc., 4.625% (A)	170,000	2,993,700
Carlyle Finance LLC, 4.625% (A)	53,575	1,070,964
Morgan Stanley, 6.375% (A)	344,227	8,636,655
Morgan Stanley, 6.500% (A)	374,000	9,970,840
Morgan Stanley, 7.125% (A)	190,075	4,826,004
State Street Corp., 5.350%	38,175	924,217
State Street Corp., 5.900% (5.900% to 3-15-24, then 9.008% thereafter)	25,000	629,500
Financial services 2.3%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (A)	437,250	11,845,103
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%) (A)	40,000	1,080,800
KKR Group Finance Company IX LLC, 4.625% (A)	3,375	66,825
Insurance 7.2%
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (A)	211,825	5,335,872
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (A)	349,213	8,304,285
Brighthouse Financial, Inc., 6.600% (A)	125,485	3,115,793
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (A)	121,400	3,088,416
F&G Annuities & Life, Inc., 7.950% (A)	300,100	7,889,629
Lincoln National Corp., 9.000% (A)	330,275	9,317,058
The Allstate Corp., 7.375% (A)	166,975	4,545,060
Utilities 14.8%		85,369,037
Electric utilities 9.6%
Duke Energy Corp., 5.750% (A)	199,700	5,006,479
NextEra Energy Capital Holdings, Inc., 5.650% (A)	6,200	157,046
NextEra Energy, Inc., 6.926%	381,350	14,190,034
NSTAR Electric Company, 4.250% (A)	13,347	908,931
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
NSTAR Electric Company, 4.780% (A)	100,000	$7,525,000
SCE Trust II, 5.100% (A)	566,770	11,528,102
SCE Trust VI, 5.000% (A)	249,380	4,982,612
SCE Trust VII, 7.500% (A)	400,000	10,520,000
Union Electric Company, 3.700% (A)	12,262	732,655
Gas utilities 0.8%
Spire, Inc., 5.900% (A)	183,775	4,502,488
Independent power and renewable electricity producers 1.8%
The AES Corp., 6.875%	157,000	10,459,340
Multi-utilities 2.6%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%) (A)	300,000	7,431,000
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632% to 3-15-44, then 5 Year CMT + 4.632%) (A)	250,000	6,312,500
Sempra, 5.750% (A)	45,000	1,112,850

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 52.3% (32.0% of Total investments)				$301,827,836
(Cost $314,680,814)
Communication services 1.4%				8,037,585
Media 1.4%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	9,000,000	8,037,585
Consumer discretionary 2.6%				15,094,075
Automobiles 2.6%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (E)	5.700	09-30-30	9,250,000	8,508,842
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (E)	6.500	09-30-28	7,046,000	6,585,233
Energy 2.8%				16,186,315
Oil, gas and consumable fuels 2.8%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%) (A)(B)	6.250	03-01-78	10,000,000	9,542,392
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	3,304,000	3,297,656
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	3,130,000	3,346,267
Financials 40.6%				234,630,267
Banks 31.2%
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (E)	5.875	03-15-28	7,000,000	6,790,000
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(B)(E)	6.125	04-27-27	15,500,000	15,434,909
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (A)(B)(E)	7.375	08-19-25	14,400,000	14,408,755
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (A)(B)(E)	7.375	05-15-28	8,095,000	8,230,705
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (E)	7.625	11-15-28	10,225,000	10,453,544
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month CME Term SOFR + 3.419%) (E)	6.375	04-06-24	2,500,000	2,367,818
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (D)(E)	8.594	04-06-24	18,000,000	17,075,270
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (E)	6.450	10-01-27	7,000,000	6,870,500
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (E)	5.625	07-01-25	11,250,000	$10,864,128
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (E)	6.500	03-23-28	5,000,000	4,826,043
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (E)	5.625	07-15-30	6,922,000	6,386,692
Huntington Bancshares, Inc. (3 month CME Term SOFR + 3.142%) (D)(E)	8.456	04-15-24	3,000,000	2,917,213
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%) (A)(B)(E)	6.750	05-01-24	7,001,000	7,054,943
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (E)	5.000	09-15-26	4,253,000	3,803,723
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	6,950,000	6,883,097
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (E)	3.500	09-01-26	9,600,000	7,680,000
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (A)(E)	3.400	09-15-26	4,900,000	4,217,955
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (A)(E)	6.000	05-15-27	11,285,000	10,786,994
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (E)	6.200	09-15-27	12,680,000	12,419,848
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	9,100,000	8,644,010
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (E)	7.625	09-15-28	11,301,000	11,838,114
Capital markets 4.9%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (E)	6.700	03-15-29	4,332,000	4,321,164
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (A)(B)(E)	5.000	06-01-27	4,389,000	4,079,389
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (A)(B)(E)	5.375	06-01-25	2,800,000	2,760,415
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (E)	7.500	02-10-29	12,857,000	13,504,595
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (E)(F)	9.250	11-13-33	3,270,000	3,562,374
Consumer finance 0.9%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (E)	6.125	06-23-25	5,500,000	5,406,671
Insurance 3.6%
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (E)	6.000	06-01-25	7,000,000	6,920,267
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (E)(F)	6.500	11-13-26	10,000,000	6,325,785
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (E)(F)	7.000	05-13-25	11,549,000	7,795,346
Utilities 4.9%				27,879,594
Electric utilities 3.8%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (E)	5.000	12-15-26	4,650,000	4,418,639
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (E)	5.375	03-15-26	8,000,000	7,697,074
NextEra Energy Capital Holdings, Inc. (3 month CME Term SOFR + 2.387%) (D)	7.771	06-15-67	10,000,000	9,443,085
Multi-utilities 1.1%

Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (E)	4.350	01-15-27	7,000,000	6,320,796

Capital preferred securities (G) 1.3% (0.8% of Total investments)				$7,549,522
(Cost $9,141,705)
Financials 1.3%				7,549,522
Insurance 1.3%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (F)	7.875	12-15-67	6,990,000	7,549,522

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

	Yield (%)	Shares	Value
Short-term investments 1.3% (0.8% of Total investments)			$7,693,254
(Cost $7,693,669)
Short-term funds 1.3%			7,693,254
John Hancock Collateral Trust (H)	5.3658(I)	769,210	7,693,254

Total investments (Cost $958,522,037) 163.1%	$942,035,103
Other assets and liabilities, net (63.1%)	(364,303,650)
Total net assets 100.0%	$577,731,453

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-24 was $592,763,179. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $138,697,525.
(B)	All or a portion of this security is on loan as of 1-31-24, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	The rate shown is the annualized seven-day yield as of 1-31-24.
The fund had the following country composition as a percentage of total investments on 1-31-24:
United States	88.4%
Canada	4.8%
United Kingdom	4.6%
France	1.5%
Other countries	0.7%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	187,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$2,084,865	$2,084,865
Centrally cleared	93,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	1,434,371	1,434,371
Centrally cleared	46,850,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	6,987	6,987
								—	$3,526,223	$3,526,223

(a)	At 1-31-24, the overnight SOFR was 5.320%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$391,890,323	$391,890,323	—	—
Preferred securities
Communication services	1,756,440	1,756,440	—	—
Consumer discretionary	3,969,900	3,969,900	—	—
Financials	141,978,791	141,978,791	—	—
Utilities	85,369,037	77,111,382	$8,257,655	—
Corporate bonds	301,827,836	—	301,827,836	—
Capital preferred securities	7,549,522	—	7,549,522	—
Short-term investments	7,693,254	7,693,254	—	—
Total investments in securities	$942,035,103	$624,400,090	$317,635,013	—
Derivatives:
Assets
Swap contracts	$3,526,223	—	$3,526,223	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	769,210	$29,154,284	$36,587,709	$(58,058,788)	$9,232	$817	$226,608	—	$7,693,254
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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